FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Private warrants | Level 3
Fair value by hierarchy
Financial liabilities, at fair value		$ 1,686,643	$ 2,861,511
Mutual funds | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 7,718,544	22,346,409
Other investments | Level 1
Fair value by hierarchy
Financial assets, at fair value	2,110,414	1,176,977	$ 356,233
Other investments | Level 2
Fair value by hierarchy
Financial assets, at fair value	739,071	100,548
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 7,885,937	$ 7,768,410